UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08547

Pioneer Series Trust XII
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Disciplined
Growth Fund

NQ | November 30, 2017

Ticker Symbols:

Class A         PINDX
Class C         INDCX
Class Y         INYDX

Schedule of Investments  |  11/30/17 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.4%
	COMMON STOCKS - 98.2% of Net Assets
	AUTOMOBILES & COMPONENTS - 2.7%
	Auto Parts & Equipment - 2.7%
317,359	Delphi Automotive Plc	$33,217,966
	Total Automobiles & Components	$33,217,966
	CAPITAL GOODS - 6.2%
	Building Products - 3.7%
1,079,530	Masco Corp.	$46,322,632
	Industrial Conglomerates - 1.0%
110,772	Carlisle Cos., Inc.	$12,735,457
	Trading Companies & Distributors - 1.5%
111,367(a)	United Rentals, Inc.	$17,760,809
	Total Capital Goods	$76,818,898
	CONSUMER DURABLES & APPAREL - 1.7%
	Footwear - 1.7%
359,589	NIKE, Inc., Class B	$21,726,367
	Total Consumer Durables & Apparel	$21,726,367
	DIVERSIFIED FINANCIALS - 2.6%
	Diversified Financials - 1.2%
205,265	Intercontinental Exchange, Inc.	$14,666,184
	Investment Banking & Brokerage - 1.4%
366,300	Charles Schwab Corp.	$17,871,777
	Total Diversified Financials	$32,537,961
	ENERGY - 1.2%
	Oil & Gas Exploration & Production - 1.2%
500,334	Cabot Oil & Gas Corp.	$14,484,669
	Total Energy	$14,484,669
	FINANCIALS - 2.6%
	Asset Management & Custody Banks - 2.6%
162,971	Affiliated Managers Group, Inc.	$32,377,449
	Total Financials	$32,377,449
	FOOD & STAPLES RETAILING - 1.1%
	Drug Retail - 1.1%
172,909	CVS Health Corp.	$13,244,829
	Total Food & Staples Retailing	$13,244,829
	FOOD, BEVERAGE & TOBACCO - 1.7%
	Packaged Foods & Meats - 1.7%
209,505	McCormick & Co., Inc.	$21,407,221
	Total Food, Beverage & Tobacco	$21,407,221
	HEALTH CARE - 1.8%
	Biotechnology - 0.9%
103,522(a)	Alexion Pharmaceuticals, Inc.	$11,367,751
	Pharmaceuticals - 0.9%
80,997(a)	Jazz Pharmaceuticals Plc	$11,318,521
	Total Health Care	$22,686,272
	HEALTH CARE EQUIPMENT & SERVICES - 7.0%
	Health Care Supplies - 1.1%
54,700	Cooper Cos., Inc.	$13,192,546
	Managed Health Care - 5.9%
321,525(a)	Centene Corp.	$32,824,487
157,411	Humana, Inc.	41,062,234
		$73,886,721
	Total Health Care Equipment & Services	$87,079,267
	INDUSTRIALS - 1.3%
	Trading Companies & Distributors - 1.3%
299,859	Fastenal Co.	$15,709,613
	Total Industrials	$15,709,613
	INSURANCE - 2.0%
	Insurance Brokers - 2.0%
299,885	Marsh & McLennan Cos., Inc.	$25,169,348
	Total Insurance	$25,169,348
	MATERIALS - 5.7%
	Paper Packaging - 1.0%
269,053	Sealed Air Corp.	$12,927,997
	Specialty Chemicals - 4.7%
52,735	HB Fuller Co.	$2,983,219
137,992	Sherwin-Williams Co.	55,116,764
		$58,099,983
	Total Materials	$71,027,980
	MEDIA - 5.0%
	Advertising - 1.0%
172,536	Omnicom Group, Inc.	$12,325,972
	Cable & Satellite - 4.0%
1,318,159	Comcast Corp., Class A	$49,483,689
	Total Media	$61,809,661
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.3%
	Biotechnology - 4.3%
504,322	Gilead Sciences, Inc.	$37,713,199
108,592(a)	Vertex Pharmaceuticals, Inc.	15,668,740
	Total Pharmaceuticals, Biotechnology & Life Sciences	$53,381,939
	RETAILING - 10.5%
	Apparel Retail - 1.4%
234,191	TJX Cos., Inc.	$17,693,130
	Automotive Retail - 1.2%
63,503(a)	O'Reilly Automotive, Inc.	$15,000,044
	General Merchandise Stores - 3.1%
440,815	Dollar General Corp.	$38,826,985
	Home Improvement Retail - 4.8%
332,332	Home Depot, Inc.	$59,759,940
	Total Retailing	$131,280,099
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
	Semiconductors - 5.4%
501,154(a)	Micron Technology, Inc.	$21,243,918
1,172,156	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	46,417,378
	Total Semiconductors & Semiconductor Equipment	$67,661,296
	SOFTWARE & SERVICES - 20.9%
	Data Processing & Outsourced Services - 2.7%
294,531	Visa, Inc., Class A	$33,161,245
	Internet & Software Services - 9.9%
51,226(a)	Alphabet, Inc., Class A	$53,078,844
35,260(a)	Alphabet, Inc., Class C	36,014,917
998,676(a)	eBay, Inc.	34,624,097
		$123,717,858
	IT Consulting & Other Services – 2.1%
45,626	Amdocs, Ltd.	$2,978,922
326,176	Cognizant Technology Solutions Corp., Class A	23,576,001
		$26,554,923
	Systems Software - 6.2%
923,346	Microsoft Corp.	$77,718,033
	Total Software & Services	$261,152,059
	TECHNOLOGY HARDWARE & EQUIPMENT - 11.7%
	Communications Equipment - 0.3%
81,259(a)	Acacia Communications, Inc.	$3,143,098
	Computer Storage & Peripherals - 7.6%
549,261	Apple, Inc.	$94,390,503
	Technology Distributors - 3.8%
679,902	CDW Corp.	$47,599,939
	Total Technology Hardware & Equipment	$145,133,540
	TRANSPORTATION - 2.8%
	Air Freight & Logistics - 1.7%
170,576	United Parcel Service, Inc., Class B	$20,716,455
	Trucking - 1.1%
129,553	JB Hunt Transport Services, Inc.	$14,398,521
	Total Transportation	$35,114,976
	TOTAL COMMON STOCKS
	(Cost $908,027,563)	$1,223,021,410
Principal
Amount
USD ($)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2% of Net Assets
6,030,000(b)	U.S. Treasury Bills, 12/14/17	$6,027,964
9,305,000(b)	U.S. Treasury Bills, 12/28/17	9,297,219
		$15,325,183
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $15,324,721)	$15,325,183
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.4%
	(Cost $923,352,284)	$1,238,346,593
	OTHER ASSETS AND LIABILITIES - 0.6%	$7,077,766
	NET ASSETS - 100.0%	$1,245,424,359
(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Schedule of Investments  |  11/30/17 (unaudited) (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,223,021,410	$--	$–	$1,223,021,410
U.S. Government and Agency Obligations	--	15,325,183	–	$15,325,183
Total Investments in Securities	$1,223,021,410	$15,325,183	$–	$1,238,346,593

For three months ended November 30, 2017, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust XII

By (Signature and Title)*	/s/ Lisa M.Jones Lisa M.Jones, President and Chief Executive Officer

Date January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lisa M.Jones Lisa M.Jones, President and Chief Executive Officer

Date January 26, 2018

By (Signature and Title)*	/s/ Mark E. Bradley Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date January 26, 2018

* Print the name and title of each signing officer under his or her signature.